COMMON STOCK REPURCHASE AND ISSUANCE - Share Purchase Agreement and Subscription Agreement (Details) - USD ($) $ / shares in Units, $ in Thousands				12 Months Ended
	Mar. 11, 2014	Mar. 10, 2014	Jan. 17, 2014	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Equity, Class of Treasury stock
Ordinary share, par value (in dollars per share)				$ 0.00375	$ 0.00375
Value of shares repurchased				$ 4,096	$ 3,695	$ 10,308
UTSTARCOM HOLDINGS CORP
Equity, Class of Treasury stock
Ordinary share, par value (in dollars per share)					$ 0.00375	$ 0.00375
Share Purchase Agreement
Equity, Class of Treasury stock
Shares repurchased under program			3,883,875
Share price (in dollars per share)			$ 2.54
Value of shares repurchased			$ 9,900
Share Purchase Agreement | Shah Capital Opportunity Fund LP and Himanshu H Shah
Equity, Class of Treasury stock
Number of shares of common stock repurchased			1,000,000
Share Purchase Agreement | Softbank America Inc
Equity, Class of Treasury stock
Number of shares in reporting entity sold by investee			4,883,875
Ordinary share, par value (in dollars per share)			$ 0.00375
Subscription Agreement | Shah Capital Opportunity Fund LP and Himanshu H Shah
Equity, Class of Treasury stock
Ordinary share, par value (in dollars per share)	$ 2.67
Number of shares of common stock issued	2,000,000
Premium percentage		1.30%
Threshold period of specified consecutive trading days within which premium common stock price was determined		30 days